Trade and Other Payables (Details) - ARS ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Trade and other payables [abstract]
Rent and service payments received in advance	$ 1,246,676	$ 1,097,775
Admission rights	1,017,114	1,438,219
Accrued invoices	261,767	432,796
Trade payables	295,302	218,252
Tenant deposits	99,946	109,373
Payments received in advance	31,359	68,716
Total trade payables	2,952,164	3,365,131
Tax payable	116,524	358,757
Others	157,337	180,271
Other payments received in advance to be accrued	70,134	78,633
Tax payment plans	7,884	407,528
Dividends		179
Total other payables	351,879	1,025,368
Related parties (Note 30)	1,495,540	432,206
Total trade and other payables	4,799,583	4,822,705
Non-current	1,238,572	1,229,156
Current	3,561,011	3,593,549
Total	$ 4,799,583	$ 4,822,705